Eaton Vance

Richard Bernstein Equity Strategy Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.5%

Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (The)(1)	7,826	$1,933,178
Embraer S.A.(1)	1,014,200	3,391,889
Northrop Grumman Corp.	6,372	2,331,324
Thales S.A.	12,529	1,284,673

		$8,941,064

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	17,404	$1,688,536
Expeditors International of Washington, Inc.	19,904	2,501,734
FedEx Corp.	8,076	2,542,405
Hub Group, Inc., Class A(1)	47,895	3,343,550
United Parcel Service, Inc., Class B	17,938	3,849,495

		$13,925,720

Airlines — 1.2%
Alaska Air Group, Inc.(1)	34,123	$2,361,312
Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	391,600	1,997,936
SkyWest, Inc.(1)	76,480	3,749,814
Southwest Airlines Co.(1)	40,514	2,489,991

		$10,599,053

Auto Components — 0.2%
Cie Generale des Etablissements Michelin SCA(2)	13,654	$2,086,859

		$2,086,859

Automobiles — 0.7%
Tesla, Inc.(1)	9,885	$6,180,300

		$6,180,300

Banks — 13.9%
Ameris Bancorp	37,992	$2,087,280
Atlantic Union Bankshares Corp.	46,133	1,892,376
BancorpSouth Bank	56,300	1,721,654
Bank of America Corp.	133,794	5,671,528
Bank of Nova Scotia (The)	48,154	3,241,491
BankUnited, Inc.	43,563	2,081,876
Banner Corp.	32,830	1,921,540
BNP Paribas S.A.(2)	42,794	2,946,158
Cadence Bancorp, Class A	257,428	5,761,239
Cathay General Bancorp	71,898	2,996,709
Citigroup, Inc.	42,863	3,373,747
Columbia Banking System, Inc.	40,398	1,743,578
Commonwealth Bank of Australia	46,906	3,644,186
Community Bank System, Inc.	30,086	2,440,576
CVB Financial Corp.	78,936	1,750,800
First BanCorp/Puerto Rico	276,632	3,538,123
First Financial Bancorp	82,708	2,106,573

Security	Shares	Value
First Horizon Corp.	112,713	$2,149,437
First Midwest Bancorp, Inc.	102,659	2,148,653
Fulton Financial Corp.	114,617	1,986,312
Glacier Bancorp, Inc.	40,247	2,344,388
Hancock Whitney Corp.	42,345	2,096,501
Hilltop Holdings, Inc.	51,451	1,911,405
Home BancShares, Inc.	83,567	2,286,393
Independent Bank Corp.	21,394	1,745,964
Independent Bank Group, Inc.	25,489	2,007,259
Investors Bancorp, Inc.	170,251	2,533,335
JPMorgan Chase & Co.	48,155	7,908,977
National Australia Bank, Ltd.	128,757	2,693,809
Old National Bancorp	124,003	2,362,257
Pacific Premier Bancorp, Inc.	51,132	2,350,538
Renasant Corp.	89,127	3,941,196
Royal Bank of Canada	41,292	4,293,780
Seacoast Banking Corp of Florida(1)	50,727	1,880,450
Simmons First National Corp., Class A	64,012	1,952,366
South State Corp.	21,077	1,871,848
Sumitomo Mitsui Financial Group, Inc.	56,300	2,058,363
Toronto-Dominion Bank (The)	55,779	4,020,262
Truist Financial Corp.	43,795	2,705,655
U.S. Bancorp	37,916	2,304,534
UMB Financial Corp.	24,611	2,380,130
United Bankshares, Inc.	49,983	2,058,800
United Community Banks, Inc.	53,563	1,852,208
Valley National Bancorp	232,858	3,334,526
Wells Fargo & Co.	76,667	3,581,882
Westpac Banking Corp.	136,470	2,794,429

		$126,475,091

Beverages — 1.2%
Asahi Group Holdings, Ltd.	35,500	$1,716,053
Britvic PLC	136,160	1,762,335
Coca-Cola Co. (The)	65,853	3,641,012
PepsiCo, Inc.	26,321	3,893,929

		$11,013,329

Biotechnology — 0.7%
Amgen, Inc.	13,030	$3,100,358
CSL, Ltd.	9,551	2,133,158
Gilead Sciences, Inc.	14,614	966,132

		$6,199,648

Building Products — 0.4%
Daikin Industries, Ltd.	8,000	$1,599,813
Kingspan Group PLC	25,698	2,442,607

		$4,042,420

Capital Markets — 1.3%
BlackRock, Inc.	3,429	$3,007,370
Hong Kong Exchanges & Clearing, Ltd.	44,100	2,714,028
Moody’s Corp.	6,984	2,342,084
Morgan Stanley(3)	18,369	1,670,661
Partners Group Holding AG	1,400	2,113,097

		$11,847,240

Security	Shares	Value
Chemicals — 5.3%
Air Liquide S.A.	24,986	$4,249,271
Air Products and Chemicals, Inc.	8,502	2,547,709
Air Water, Inc.(2)	100,100	1,701,826
Akzo Nobel NV	14,153	1,806,975
Arkema S.A.	14,645	1,940,356
Asahi Kasei Corp.	170,600	1,915,588
BASF SE	22,436	1,836,857
Ecolab, Inc.	11,393	2,450,407
Ems-Chemie Holding AG	3,263	3,064,108
Givaudan S.A.	1,172	5,238,107
Linde PLC	14,715	4,423,329
Nippon Shokubai Co., Ltd.	26,400	1,344,830
NOF Corp.	41,700	2,201,567
Novozymes A/S, Class B	25,857	1,887,021
PPG Industries, Inc.	12,793	2,299,158
Shin-Etsu Chemical Co., Ltd.	13,700	2,373,306
Sika AG	14,489	4,664,879
Symrise AG	15,299	2,034,836

		$47,980,130

Commercial Services & Supplies — 0.2%
Securitas AB, Class B(2)	123,582	$2,023,378

		$2,023,378

Communications Equipment — 0.3%
Cisco Systems, Inc.	51,887	$2,744,822

		$2,744,822

Construction & Engineering — 0.3%
Eiffage S.A.	21,746	$2,399,454

		$2,399,454

Construction Materials — 0.5%
Cemex SAB de CV, Series CPO(1)	2,542,919	$2,101,438
CRH PLC	38,857	2,032,879

		$4,134,317

Consumer Finance — 1.3%
Aeon Financial Service Co., Ltd.	101,800	$1,209,631
American Express Co.	12,901	2,065,837
Navient Corp.	353,362	6,455,924
PRA Group, Inc.(1)	62,911	2,449,125

		$12,180,517

Security	Shares	Value
Containers & Packaging — 1.0%
AptarGroup, Inc.	9,421	$1,387,808
Ball Corp.	31,934	2,623,697
Huhtamaki Oyj	34,360	1,619,885
Klabin S.A.(1)	308,700	1,551,289
Sonoco Products Co.	29,777	2,010,543

		$9,193,222

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	11,101	$3,213,073

		$3,213,073

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	59,453	$1,749,702
Liberty Latin America, Ltd., Class C(1)	186,956	2,688,427
Swisscom AG	1,746	986,326
Verizon Communications, Inc.	22,653	1,279,668

		$6,704,123

Electrical Equipment — 0.6%
AMETEK, Inc.	13,315	$1,798,857
Eaton Corp. PLC	13,323	1,935,166
Emerson Electric Co.	20,763	1,986,811

		$5,720,834

Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	27,748	$1,866,330
Canon Marketing Japan, Inc.	52,000	1,236,050
Hexagon AB, Class B	213,003	3,048,525
Kyocera Corp.	17,600	1,081,923
Sanmina Corp.(1)	77,527	3,264,662

		$10,497,490

Energy Equipment & Services — 1.4%
Halliburton Co.	166,136	$3,729,753
NOV, Inc.(1)	96,990	1,563,479
Schlumberger NV	66,292	2,076,928
Technip Energies NV ADR(1)	85,677	1,289,439
TechnipFMC PLC(1)	428,385	3,679,827

		$12,339,426

Entertainment — 0.6%
Activision Blizzard, Inc.	15,826	$1,539,079
Netflix, Inc.(1)	3,633	1,826,709
Walt Disney Co. (The)(1)	13,142	2,347,818

		$5,713,606

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
Primary Health Properties PLC(2)	879,192	$1,917,125

		$1,917,125

Food & Staples Retailing — 0.6%
Loblaw Cos., Ltd.	42,809	$2,634,346
Walmart, Inc.	22,939	3,258,026

		$5,892,372

Food Products — 2.0%
AAK AB	74,534	$1,717,888
Associated British Foods PLC(1)	51,739	1,699,505
Cranswick PLC	32,176	1,803,892
Kerry Group PLC, Class A	12,198	1,650,417
MEIJI Holdings Co., Ltd.	19,800	1,230,570
Nestle S.A.	48,581	6,000,634
Saputo, Inc.	88,320	3,064,753
Yakult Honsha Co., Ltd.	21,600	1,164,470

		$18,332,129

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	16,464	$1,920,525
Becton, Dickinson and Co.	10,916	2,640,471
Edwards Lifesciences Corp.(1)	23,112	2,216,441
Intuitive Surgical, Inc.(1)	3,682	3,100,907
Medtronic PLC	25,618	3,242,983

		$13,121,327

Health Care Providers & Services — 1.1%
Anthem, Inc.	7,993	$3,182,973
Humana, Inc.	6,036	2,641,957
Quest Diagnostics, Inc.	8,630	1,136,312
UnitedHealth Group, Inc.	7,796	3,211,328

		$10,172,570

Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.(1)	645	$1,523,200
Evolution AB(4)	16,519	3,082,613
McDonald’s Corp.	11,541	2,699,325
Resorttrust, Inc.	135,600	2,158,449
Starbucks Corp.	18,191	2,071,591

		$11,535,178

Household Durables — 0.5%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	318,300	$1,447,457
JM AB	81,118	3,217,639

		$4,665,096

Security	Shares	Value
Household Products — 1.0%
Henkel AG & Co. KGaA	25,073	$2,487,616
Kimberly-Clark Corp.	9,787	1,278,476
Procter & Gamble Co. (The)	30,044	4,051,433
Reckitt Benckiser Group PLC	18,809	1,696,544

		$9,514,069

Industrial Conglomerates — 0.9%
3M Co.	10,984	$2,230,191
General Electric Co.	131,841	1,853,685
Siemens AG	14,387	2,361,447
Smiths Group PLC	73,039	1,601,809

		$8,047,132

Insurance — 5.0%
Aflac, Inc.	39,535	$2,240,844
AIA Group, Ltd.	262,400	3,502,071
Allianz SE	15,355	4,077,692
Allstate Corp. (The)	9,993	1,365,144
Aon PLC, Class A	7,862	1,991,995
Arthur J. Gallagher & Co.	16,854	2,470,965
ASR Nederland NV	78,080	3,362,807
AXA S.A.	103,320	2,876,282
Dai-ichi Life Holdings, Inc.	79,700	1,667,333
Marsh & McLennan Cos., Inc.	18,563	2,568,191
Muenchener Rueckversicherungs-Gesellschaft AG	9,951	2,864,285
Porto Seguro S.A.	180,900	1,837,914
Progressive Corp. (The)	30,987	3,070,192
Sampo Oyj, Class A	30,319	1,444,049
Swiss Life Holding AG	10,703	5,580,312
Travelers Cos., Inc. (The)	13,951	2,227,975
Zurich Insurance Group AG	6,932	2,915,604

		$46,063,655

Interactive Media & Services — 3.1%
Alphabet, Inc., Class A(1)	4,293	$10,117,957
Alphabet, Inc., Class C(1)	3,545	8,548,980
Facebook, Inc., Class A(1)	28,989	9,529,554

		$28,196,491

Internet & Direct Marketing Retail — 2.4%
Alibaba Group Holding, Ltd. ADR(1)	13,001	$2,781,694
Amazon.com, Inc.(1)	5,946	19,164,374

		$21,946,068

IT Services — 3.0%
Amdocs, Ltd.	17,485	$1,365,579
Atos SE	17,015	1,137,874
Automatic Data Processing, Inc.	12,580	2,465,932
Bechtle AG	7,756	1,501,164
Cognizant Technology Solutions Corp., Class A	21,873	1,565,232
Fidelity National Information Services, Inc.	11,831	1,762,582
Mastercard, Inc., Class A	2,700	973,566
Nexi SpA(1)(2)(4)	101,631	2,062,644

Security	Shares	Value
Otsuka Corp.	23,700	$1,280,451
Shopify, Inc., Class A(1)(2)	2,661	3,309,416
Sopra Steria Group SACA(1)	9,501	1,758,034
TIS, Inc.	58,900	1,511,317
Visa, Inc., Class A	21,878	4,972,869
Worldline S.A.(1)(4)	18,709	1,797,826

		$27,464,486

Life Sciences Tools & Services — 0.5%
Illumina, Inc.(1)	5,736	$2,326,751
Thermo Fisher Scientific, Inc.	4,656	2,185,992

		$4,512,743

Machinery — 1.3%
Knorr-Bremse AG	18,315	$2,276,760
Mueller Water Products, Inc., Class A	210,573	3,046,992
PACCAR, Inc.	20,379	1,865,901
Randon S.A. Implementos e Participacoes, PFC Shares	677,200	1,941,280
Stadler Rail AG(2)	49,361	2,395,571

		$11,526,504

Marine — 0.2%
Kirby Corp.(1)	23,917	$1,562,498

		$1,562,498

Media — 0.4%
Comcast Corp., Class A	43,528	$2,495,895
Fuji Media Holdings, Inc.	104,200	1,186,393

		$3,682,288

Metals & Mining — 1.2%
Acerinox S.A.(2)	161,549	$2,301,812
Bradespar S.A., PFC Shares	126,900	1,702,486
Gerdau S.A., PFC Shares	378,900	2,373,714
Metalurgica Gerdau S.A., PFC Shares	917,700	2,584,922
Rio Tinto, Ltd.	21,173	2,008,357

		$10,971,291

Multiline Retail — 0.7%
Big Lots, Inc.	42,783	$2,607,196
Dollar General Corp.	5,595	1,135,561
Dollarama, Inc.	34,863	1,524,905
Lojas Americanas S.A., PFC Shares	369,200	1,420,354

		$6,688,016

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	38,314	$3,976,610
CNX Resources Corp.(1)	209,332	2,851,102
ConocoPhillips	30,001	1,672,256
Cosan S.A.	436,800	1,837,146

Security	Shares	Value
EOG Resources, Inc.	24,578	$1,974,596
Exxon Mobil Corp.	103,330	6,031,372
Hess Corp.	56,250	4,714,875
Idemitsu Kosan Co., Ltd.	102,800	2,440,067
Kinder Morgan, Inc.	87,187	1,599,010
ONEOK, Inc.	32,144	1,695,275
Pioneer Natural Resources Co.	13,146	2,000,690
Repsol S.A.	382,582	5,118,239
Royal Dutch Shell PLC, Class A	120,614	2,301,687
Royal Dutch Shell PLC, Class B ADR	40,504	1,471,105
Suncor Energy, Inc.(2)	214,683	4,958,119
Valero Energy Corp.	19,530	1,570,212
World Fuel Services Corp.	106,963	3,286,973

		$49,499,334

Paper & Forest Products — 0.4%
Duratex S.A.	427,900	$1,696,263
Mondi PLC	76,463	2,064,969

		$3,761,232

Personal Products — 0.7%
Beiersdorf AG	27,236	$3,228,949
Edgewell Personal Care Co.	44,873	2,036,337
Unilever PLC	23,093	1,384,164

		$6,649,450

Pharmaceuticals — 3.1%
Bayer AG	28,385	$1,809,361
Bristol-Myers Squibb Co.	36,600	2,405,352
Eli Lilly & Co.	13,203	2,637,167
Johnson & Johnson	24,255	4,105,159
Merck & Co., Inc.	25,096	1,904,535
Novartis AG	16,795	1,483,682
Novo Nordisk A/S, Class B	38,198	3,015,576
Pfizer, Inc.	92,426	3,579,659
Roche Holding AG PC	11,052	3,868,768
Sanofi	33,055	3,536,662

		$28,345,921

Professional Services — 0.7%
Korn Ferry	59,677	$3,903,473
Teleperformance	7,220	2,766,309

		$6,669,782

Real Estate Management & Development — 0.7%
BR Malls Participacoes S.A.(1)	965,600	$2,093,612
Iguatemi Empresa de Shopping Centers S.A.	259,900	2,214,663
Multiplan Empreendimentos Imobiliarios S.A.	424,500	2,084,340

		$6,392,615

Security	Shares	Value
Road & Rail — 2.7%
CSX Corp.	45,674	$4,572,881
Knight-Swift Transportation Holdings, Inc.	35,817	1,709,545
Norfolk Southern Corp.	17,028	4,783,165
Old Dominion Freight Line, Inc.	9,839	2,611,763
Rumo S.A.(1)	676,700	2,711,111
Seino Holdings Co., Ltd.	87,400	1,236,384
Union Pacific Corp.	23,478	5,276,211
Werner Enterprises, Inc.	34,519	1,656,567

		$24,557,627

Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	22,452	$3,101,295
ASML Holding NV	3,858	2,606,426
Intel Corp.	34,478	1,969,383
Micron Technology, Inc.(1)	23,030	1,937,744
NVIDIA Corp.	9,429	6,126,776

		$15,741,624

Software — 3.9%
Adobe, Inc.(1)	3,233	$1,631,307
Constellation Software, Inc.	1,075	1,542,917
Microsoft Corp.	95,286	23,791,009
Oracle Corp.	33,833	2,664,010
SAP SE	10,289	1,440,601
TOTVS S.A.	304,700	1,961,488
Tyler Technologies, Inc.(1)	3,324	1,340,104
VMware, Inc., Class A(1)	8,115	1,281,277

		$35,652,713

Specialty Retail — 1.5%
Home Depot, Inc. (The)	16,642	$5,307,300
Industria de Diseno Textil S.A.	70,800	2,751,668
Petrobras Distribuidora S.A.	419,700	2,059,161
TJX Cos., Inc. (The)	18,374	1,240,980
WH Smith PLC(1)	87,180	2,135,305

		$13,494,414

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	234,631	$29,237,369
Samsung Electronics Co., Ltd. GDR	859	1,552,140

		$30,789,509

Textiles, Apparel & Luxury Goods — 0.4%
Alpargatas S.A., PFC Shares(1)	216,700	$1,955,485
NIKE, Inc., Class B	14,363	1,959,975

		$3,915,460

Thrifts & Mortgage Finance — 0.6%
Capitol Federal Financial, Inc.	190,804	$2,469,004
WSFS Financial Corp.	58,380	3,106,400

		$5,575,404

Security	Shares	Value
Tobacco — 0.4%
British American Tobacco PLC	45,038	$1,734,650
Philip Morris International, Inc.	18,363	1,770,744

		$3,505,394

Trading Companies & Distributors — 0.7%
Brenntag SE	49,143	$4,615,205
Mitsui & Co., Ltd.	85,500	1,891,129

		$6,506,334

Transportation Infrastructure — 0.3%
CCR S.A.	899,300	$2,391,599

		$2,391,599

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp.	27,700	$2,109,985

		$2,109,985

Total Common Stocks (identified cost $534,052,489)		$817,524,551

Exchange-Traded Funds (5) — 9.6%

Security	Shares	Value
Equity Funds — 9.6%
iShares MSCI China ETF(2)	544,052	$44,525,216
iShares MSCI South Korea ETF(2)	220,000	20,246,600
iShares MSCI Taiwan ETF	360,000	22,449,600

Total Exchange-Traded Funds (identified cost $76,010,142)		$87,221,416

Short-Term Investments — 6.1%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	7,120,495	$7,120,495
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01%(7)	48,612,954	48,612,954

Total Short-Term Investments (identified cost $55,733,449)		$55,733,449

Total Investments — 105.2% (identified cost $665,796,080)		$960,479,416

Other Assets, Less Liabilities — (5.2)%		$(47,254,007)

Net Assets — 100.0%		$913,225,409

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at May 31, 2021. The aggregate market value of securities on loan at May 31, 2021 was $56,209,878 and the total market value of the collateral received by the Fund was $58,094,534, comprised of cash of $48,612,954 and U.S. government and/or agencies securities of $9,481,580.

(3)	Represents an investment in an issuer that is deemed to be an affiliate effective March 1, 2021.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $6,943,083 or 0.8% of the Fund’s net assets.

(5)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2021.

(7)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	61.4%	$560,765,149
Brazil	4.5	41,254,109
Switzerland	4.2	38,311,088
Japan	4.0	36,315,498
Germany	3.4	30,534,773
France	3.3	30,069,197
Canada	3.1	28,589,989
United Kingdom	3.1	28,205,141
Australia	1.5	13,273,939
Sweden	1.4	13,090,043
Spain	1.1	10,171,719
Netherlands	1.0	9,247,313
Ireland	0.9	8,061,069
Hong Kong	0.7	6,216,099
Denmark	0.5	4,902,597
Finland	0.3	3,063,934
China	0.3	2,781,694
Chile	0.3	2,688,427
Mexico	0.2	2,101,438
Italy	0.2	2,062,644
South Korea	0.2	1,552,140
Exchange-Traded Funds	9.6	87,221,416

Total Investments	105.2%	$960,479,416

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at May 31, 2021.

At May 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $8,791,156, which represents 1.0% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended May 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stocks
Morgan Stanley(1)	$—	$—	$—	$—	$258,636	$1,670,661	$6,429	18,369
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	34,771,375	105,040,400	(132,691,280)	73	(73)	7,120,495	15,642	7,120,495

Totals				$73	$258,563	$8,791,156	$22,071

(1)	Affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$42,123,789	$4,282,704		$—	$46,406,493
Consumer Discretionary	55,078,858	15,432,533		—	70,511,391
Consumer Staples	25,629,056	29,277,687		—	54,906,743
Energy	51,978,767	9,859,993		—	61,838,760
Financials	156,890,844	48,464,136		—	205,354,980
Health Care	46,505,002	15,847,207		—	62,352,209
Industrials	80,018,860	28,894,539		—	108,913,399
Information Technology	103,924,194	18,966,450		—	122,890,644
Materials	29,752,763	46,287,429		—	76,040,192
Real Estate	6,392,615	1,917,125		—	8,309,740
Total Common Stocks	$598,294,748	$219,229,803	*	$—	$817,524,551
Exchange-Traded Funds	$87,221,416	$—		$—	$87,221,416
Short-Term Investments	48,612,954	7,120,495		—	55,733,449
Total Investments	$734,129,118	$226,350,298		$—	$960,479,416

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.